Business Combinations	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Business Combinations
29.	BUSINESS COMBINATIONS

a.	Subsidiaries acquired

	Principal Activity	Date of Acquisition	Proportion of Voting Equity Interests Acquired (%)	Consideration Transferred
				NT$	US$ (Note 4)

Hirschmann	Holding company and the group engaged in the design and manufacturing of automotive components	October 27, 2023	100.00	$2,317,201

ASEPCAYMAN	Engaged in the packaging and testing of semiconductors	August 1, 2024	100.00	$1,096,373	$33,436

CHE	Engaged in the packaging and testing of semiconductors	August 1, 2024	100.00	$1,945,678	$59,338

b.	Consideration transferred

	$	$		$		$		$
	Hirschmann	ASEPCAYMAN				CHE
	NT$	NT$		US$ (Note 4)		NT$		US$ (Note 4)

Cash	$2,317,201		$725,059		$22,112		$1,713,092		$52,245
Contingent considerations	-		371,314		11,324		232,586		7,093

	$2,317,201		$1,096,373		$33,436		$1,945,678		$59,338

In March 2023, the board of directors of USISH resolved to establish a special purpose vehicle (“SPV”, of which 75.1% ownership is owned by USISH’s wholly-owned subsidiary, Universal Global Technology Co., Limited (“UGT”), and 24.9% ownership is owned by an unrelated party, Ample Trading, Co., Ltd. (“Ample Trading”)). The SPV then acquired the automotive wireless business (hereunder, the “Target Business”) carved out from an unrelated party, TE Connectivity Ltd. The consideration for the acquisition was approximately NT$
2,317,201
thousand, equivalent to US
$
71,452
thousand as the original transaction currency, which was based on the overall valuation of the Target Business and an adjustment for the net debt and net working capital of the Target Business as of the settlement date. The consideration was fully paid in October 2023 and May 2024, respectively.
In February 2024, ASE and ASE (Korea) Inc. entered into share purchase agreements with Cypress Semiconductor Technology Ltd. and Infineon Technologies AG to acquire
100
% shareholdings of ASEPCAYMAN and CHE, respectively. The final purchase price will be adjusted in accordance with the method stipulated in the share purchase agreements. As of December 31, 2024, the consideration of NT$
725,059

thousand (US$22,112 thousand), equivalent to EUR
20,403
thousand as the original transaction currency, and NT$
1,713,092
thousand (US$52,245 thousand), equivalent to EUR
48,239
thousand as the original transaction currency, were paid. In addition, according to the share purchase agreement, if operating revenue of ASEPCAYMAN and CHE reaches the predetermined target in the respective years of 2025, 2026 and 2027, the remaining consideration will be paid in annual tranches. If the target is not reached in any one of the three years, the corresponding portion of the remaining consideration will be paid in 2028. As of December 31, 2024, the remaining consideration was recognized as contingent considerations under financial liabilities at FVTPL.

c.	Assets acquired and liabilities assumed at the date of acquisition

	$	$		$		$		$
	Hirschmann	ASEPCAYMAN				CHE
	NT$	NT$		US$ (Note 4)		NT$		US$ (Note 4)

Assets
Cash and cash equivalents	$118,419		$404,573		$12,338		$1,381,103		$42,120
Trade and other receivables	1,336,203		213,592		6,514		87,935		2,682
Inventories	1,079,301		58,564		1,786		112,115		3,419
Property, plant and equipment	745,660		919,648		28,046		421,792		12,863
Right-of-use assets	143,629		-		-		96,894		2,955
Others	167,521		69,707		2,126		197,450		6,022
Liabilities
Trade and other payables	(745,653)		(263,095)		(8,023)		(200,453)		(6,113)
Lease liabilities	(143,629)		-		-		(96,894)		(2,955)
Net defined benefit liabilities	(204,975)		(158,053)		(4,820)		-		-
Others	(200,276)		(71,848)		(2,191)		(54,264)		(1,655)

Fair value of identifiable net assets acquired	$2,296,200		$1,173,088		$35,776		$1,945,678		$59,338

d.	Goodwill (gain on bargain purchase) recognized on acquisition

	$	$		$		$		$
	Hirschmann	ASEPCAYMAN				CHE
	NT$	NT$		US$ (Note 4)		NT$		US$ (Note 4)

Consideration transferred	$2,317,201		$1,096,373		$33,436		$1,945,678		$59,338
Less: Fair value of identifiable net assets acquired	(2,296,200)		(1,173,088)		(35,776)		(1,945,678)		(59,338)

Goodwill (gain on bargain purchase) recognized on acquisition	$21,001		$(76,715)		$(2,340)		$-		$-

The goodwill from acquisitions mainly represents the control premium. In addition, the consideration paid for acquisitions effectively included amounts attributed to the benefits of expected revenue growth and future market expansions. These benefits are not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible assets.
The goodwill recognized on acquisitions is not expected to be deductible for income tax purposes.
As of December 31, 2024, the Group has completed the identification of the difference between the cost of the investment and the Group’s share of the net fair value of ASEPCAYMAN’s and CHE’s identifiable assets and liabilities.

e.	Net cash outflow on acquisition of subsidiaries

	$	$		$		$		$
	Hirschmann	ASEPCAYMAN				CHE
	NT$	NT$		US$ (Note 4)		NT$		US$ (Note 4)

Consideration paid in cash	$2,317,201		$725,059		$22,112		$1,713,092		$52,245
Less: Cash and cash equivalent acquired	(118,419)		(404,573)		(12,338)		(1,381,103)		(42,120)

Net cash outflow on acquisition of subsidiaries	$2,198,782		$320,486		$9,774		$331,989		$10,125

f.	Impact of acquisitions on the results of the Group
The results of operations since the acquisition date were included in the consolidated statements of comprehensive income and were as follows:

	$	$		$		$		$
	Hirschmann (For the period from October 27, 2023 through December 31, 2023)	ASEPCAYMAN (For the period from August 1, 2024 through December 31, 2024)				CHE (For the period from August 1, 2024 through December 31, 2024)
	NT$	NT$		US$ (Note 4)		NT$		US$ (Note 4)

Operating revenue	$1,017,423		$518,026		$15,798		$825,216		$25,167

Net profit (loss)	$46,075		$(69,186)		$(2,110)		$152,594		$4,654

Had the abovementioned business combinations been in effect at the beginning of each annual reporting period, the Group’s pro-forma operating revenues and profit would have been NT$586,489,731 thousand and NT$37,084,732 thousand for the year ended December 31, 2023, respectively, and NT$597,015,838 thousand (US$18,207,253 thousand) and NT$33,865,233 thousand (US$1,032,791 thousand) for the year ended December 31, 2024, respectively. This pro-forma information is for illustrative purposes only and is not necessarily an indication of the operating revenue and results of operations of the Group that actually would have been achieved had the acquisition been completed at the beginning of each annual reporting period, nor is it intended to be a projection of future results.
In determining the pro-forma operating revenue and profit for the period had each subsidiary been acquired at the beginning of each respective annual reporting period, the Group has calculated the depreciation of property, plant and equipment and the amortization of intangible assets acquired on the basis of the fair values at the initial accounting for the business combination rather than the carrying amounts recognized in the respective pre-acquisition financial statements.

g.
During the third quarter of 2024, the Group has completed identifying the difference between the cost of the investment and the Group’s share of the net fair value of Hirschmann’s identifiable assets and liabilities, and has retrospectively adjusted the comparative consolidated financial statements. The adjustments to the consolidate balance sheet as of December 31, 2023 are summarized as follows:

	December 31, 2023
	Before Retrospectively Adjusted	After Retrospectively Adjusted
	NT$	NT$

Consolidated balance sheet

Trade receivables, net	$99,529,100	$99,536,761

Other receivables	$15,611,917	$15,902,053

Current tax assets	$905,345	$875,598

Inventories	$59,606,188	$59,658,354

Other current assets	$4,959,034	$4,973,647

Property, plant and equipment	$264,812,022	$264,871,522

Goodwill	$52,404,416	$52,419,427

Other payables	$44,242,885	$44,556,840

Current tax liabilities	$9,667,755	$9,649,556

Deferred tax liabilities	$7,598,008	$7,703,646

Net defined benefit liabilities	$4,122,158	$4,130,104